Other Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Receivables [Abstract]
Contribution to defined retirement savings plan	$ 1,080	$ 958	$ 976